UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	February 28, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	National – 2.1% (1.8% of Total Investments)
	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$ 7,900	5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$ 7,906,478
5,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	11/13 at 100.00	Ba2	5,000,150
1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	9/14 at 100.00	Ba1	970,000
	4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)
13,900	Total National			13,876,628
	Alabama – 2.5% (2.2% of Total Investments)
235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	Ca	206,060
	5.125%, 4/01/21 – AMBAC Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	1/14 at 100.00	B	625,513
12,915	5.250%, 1/01/20	1/14 at 100.00	B	12,915,127
3,185	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/13 at 100.00	BBB	3,188,121
	International Paper Co. Projects, Series 2006A, 4.750%, 12/01/30 (Alternative Minimum Tax)
16,960	Total Alabama			16,934,821
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	1,837,420
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.8% (0.7% of Total Investments)
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	BB+	256,209
200	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	BB+	207,268
270	5.250%, 7/01/25 – FGIC Insured	No Opt. Call	BB+	277,979
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB+	757,211
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
2,365	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,742,359
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	944,080
	5.000%, 7/01/19
4,655	Total Arizona			5,185,106
	California – 16.3% (14.2% of Total Investments)
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA–	6,232,968
	Option Bond 3306, 26.782%, 8/01/23 – AGM Insured (IF) (4)
7,500	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	8,067,300
	Resources Channelside Desalination Project, Series 2012, 5.000%, 7/01/27 (Alternative
	Minimum Tax)
1,190	California Statewide Community Development Authority, Revenue Bonds, International School of	No Opt. Call	N/R	1,248,905
	the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/16
4,965	Ceres Redevelopment Agency, California, Tax Allocation Bonds, Ceres Redevelopment Project	11/16 at 100.00	A–	4,787,253
	Area 1, Series 2006, 4.000%, 11/01/31 – AMBAC Insured
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,245,800
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Corona-Norco Unified School District Public Financing Authority, Riverside County, California,
	Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
490	3.000%, 9/01/19	No Opt. Call	N/R	485,306
500	3.125%, 9/01/20	No Opt. Call	N/R	490,855
525	3.375%, 9/01/21	No Opt. Call	N/R	515,991
535	3.500%, 9/01/22	No Opt. Call	N/R	522,288
	Corona-Norco Unified School District Public Financing Authority, Riverside County, California,
	Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A:
500	5.000%, 9/01/21	No Opt. Call	BBB+	577,035
500	5.000%, 9/01/22	No Opt. Call	BBB+	577,715
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
8,750	0.000%, 1/15/33	5/13 at 30.86	BBB–	2,674,788
5,000	0.000%, 1/15/34	5/13 at 29.01	BBB–	1,433,300
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,000	4.500%, 6/01/27	6/17 at 100.00	B	4,698,300
15,000	5.000%, 6/01/33	6/17 at 100.00	B	13,763,399
3,475	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	Ba1	3,827,991
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Subordinate Lien Refunding Series 2008A:
310	5.000%, 8/15/23	8/18 at 100.00	BBB–	320,311
2,365	5.000%, 8/15/24	8/18 at 100.00	BBB–	2,430,889
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Private Activity, Senior Series 2012A:
5,000	5.000%, 5/15/28 (Alternative Minimum Tax)	5/22 at 100.00	AA	5,881,050
2,000	5.000%, 5/15/29 (Alternative Minimum Tax)	5/22 at 100.00	AA	2,350,640
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	318,073
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	8/16 at 89.46	Ba1	775,047
1,165	0.000%, 8/01/19	8/16 at 84.36	Ba1	831,216
1,310	0.000%, 8/01/20	8/16 at 79.40	Ba1	875,604
1,450	0.000%, 8/01/21	8/16 at 74.59	Ba1	906,294
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
1,080	5.500%, 11/01/19	No Opt. Call	Baa3	1,242,605
5,000	6.625%, 11/01/29	11/19 at 100.00	Baa3	5,703,750
	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities
	District 99-1, Shores Transportation Improvement Project, Series 2012B:
700	5.000%, 9/01/29	No Opt. Call	N/R	780,703
2,590	5.000%, 9/01/33	No Opt. Call	N/R	2,840,401
410	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax	No Opt. Call	N/R	418,606
	Bonds Series 2013, 4.000%, 9/01/21
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA–	2,778,224
	2005A, 5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	189,893
	5.000%, 9/01/16
	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding
	Bonds Series 2013:
260	5.000%, 9/01/20	No Opt. Call	N/R	294,726
455	5.000%, 9/01/22	No Opt. Call	N/R	513,722
485	5.000%, 9/01/23	No Opt. Call	N/R	542,618
	San Francisco, California, Community Facilities District 6, Mission Bay South Public
	Improvements, Special Tax Refunding Bonds, Series 2013A:
600	5.000%, 8/01/21	No Opt. Call	N/R	678,720
875	5.000%, 8/01/22	No Opt. Call	N/R	987,070
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/13 at 100.00	BBB	421,819
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
100	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	103,319
500	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	520,695
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB	564,674
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
2,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	Baa1	2,838,982
	5.000%, 11/01/33
	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District
	2008-1 Tejon Industrial Complex East 2012A:
1,100	5.000%, 9/01/27	No Opt. Call	N/R	1,113,827
1,500	5.000%, 9/01/32	No Opt. Call	N/R	1,481,595
	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District
	2008-1 Tejon Industrial Complex East 2012B:
1,010	5.000%, 9/01/27	No Opt. Call	N/R	1,022,696
1,500	5.000%, 9/01/32	No Opt. Call	N/R	1,481,595
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	9,989,300
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A:
1,080	5.000%, 11/01/24 (WI/DD, Settling 3/07/13)	11/22 at 100.00	AA	1,299,704
1,000	5.000%, 11/01/28 (WI/DD, Settling 3/07/13)	11/22 at 100.00	AA	1,167,290
112,480	Total California			108,814,852
	Colorado – 3.8% (3.4% of Total Investments)
4,005	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado,	No Opt. Call	N/R	4,019,618
	General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BBB–	216,520
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	BBB–	1,082,669
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2012-5A,	11/22 at 100.00	AA	4,497,427
	14.014%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.198%, 9/01/22 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	227,795
300	22.198%, 3/01/23 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	678,015
430	22.148%, 3/01/24 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	964,942
725	22.198%, 3/01/25 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	1,613,379
200	22.198%, 9/01/25 (WI/DD, Settling 3/28/13) (IF)	No Opt. Call	Aa2	441,930
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,628,754
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%,	No Opt. Call	Baa2	327,243
	9/01/24 – NPFG Insured
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	276,200
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	230,774
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	564,345
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,117,860
1,930	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding	No Opt. Call	BBB	2,106,209
	Series 2012, 4.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,606,813
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
20,945	Total Colorado			25,600,493
	Connecticut – 0.5% (0.4% of Total Investments)
2,500	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Lien Series	No Opt. Call	N/R	1,062,500
	1997B, 5.700%, 9/01/13 (5)
2,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	9/16 at 100.00	N/R	927,360
	2006A, 5.500%, 9/01/36 (5)
2,440	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	1,131,452
	2007A, 6.500%, 9/01/31 (5)
6,940	Total Connecticut			3,121,312
	Delaware – 0.2% (0.2% of Total Investments)
1,500	Delaware Economic Development Authority, Gas Facilities Refunding Revenue Bonds, Delmarva	8/20 at 100.00	BBB+	1,687,290
	Power and Light Company Project, Series 2010, 5.400%, 2/01/31
	District of Columbia – 0.3% (0.2% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BBB–	534,320
500	4.000%, 10/01/20	No Opt. Call	BBB–	530,220
670	4.000%, 10/01/21	No Opt. Call	BBB–	704,820
1,670	Total District of Columbia			1,769,360
	Florida – 5.3% (4.7% of Total Investments)
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A,	No Opt. Call	BBB–	129,155
	5.750%, 6/01/22
3,950	Cory Lakes Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/13 at 100.00	N/R	3,931,475
	2001A, 7.200%, 5/01/23
2,000	Fontainebleau Lakes Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	2,065,580
	Assessment Revenue Bonds, Series 2007B, 6.000%, 5/01/15
730	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	No Opt. Call	N/R	807,424
	Florida Proton Therapy Institute Project, Series 2007A, 6.000%, 9/01/17
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,555	5.250%, 11/01/22	No Opt. Call	N/R	1,631,008
1,440	5.750%, 11/01/32	No Opt. Call	N/R	1,527,768
430	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	7/15 at 100.00	N/R	427,368
	6.000%, 7/01/25
3,195	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012A,	No Opt. Call	AA–	3,690,960
	5.000%, 10/01/30 – AGM Insured
680	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron	No Opt. Call	N/R	689,432
	Bay North Assessment Area, Series 2006B, 5.000%, 5/01/14
6,710	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	7,306,922
	7.250%, 8/01/16
215	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	232,559
	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,
	Refunding Series 2012:
1,735	5.000%, 5/01/26	No Opt. Call	BBB–	1,853,310
2,120	5.125%, 5/01/33	5/22 at 100.00	BBB–	2,236,006
100	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	103,752
	Series 2004, 6.125%, 5/01/34
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.598%, 7/01/27 (IF) (4)	7/22 at 100.00	A–	753,100
290	21.598%, 7/01/28 (IF) (4)	7/22 at 100.00	A–	534,325
1,000	16.566%, 7/01/29 (IF) (4)	7/22 at 100.00	A–	1,252,500
1,000	16.566%, 7/01/30 (IF) (4)	7/22 at 100.00	A–	1,223,950
1,000	21.598%, 7/01/31 (IF) (4)	7/22 at 100.00	A–	1,758,650
2,420	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,535,579
	Bonds, Series 2012-A2, 5.000%, 5/01/23
825	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	871,571
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
31,920	Total Florida			35,562,394
	Georgia – 0.8% (0.7% of Total Investments)
5,220	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	No Opt. Call	N/R	5,517,540
	Lenbrook Square Project, Series 2006A, 5.000%, 7/01/17
	Guam – 0.6% (0.6% of Total Investments)
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	2,130,080
	5.250%, 7/01/25
2,000	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	B+	2,232,340
4,000	Total Guam			4,362,420
	Idaho – 0.7% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,828,663
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 9.8% (8.6% of Total Investments)
1,260	Bellwood, Illinois, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – SYNCORA	No Opt. Call	N/R	1,288,476
	GTY Insured
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,094,214
10,000	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates,	No Opt. Call	N/R	9,999,400
	3.730%, 6/15/23
9,535	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	11,895,675
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
2,952	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,961,648
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
330	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	5/15 at 100.00	Baa1	354,928
	Series 2010, 6.870%, 2/15/24
975	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	5/13 at 100.00	N/R	782,701
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
3,040	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4279, 22.610%,	No Opt. Call	AA	5,273,944
	11/15/20 (IF) (4)
1,000	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4279, 22.610%,	No Opt. Call	AA	1,748,350
	11/15/20 (IF) (4)
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,083,760
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	5,993,193
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
480	21.410%, 9/01/21 (IF) (4)	No Opt. Call	A–	884,482
435	21.353%, 9/01/22 (IF) (4)	No Opt. Call	A–	787,163
1,700	16.466%, 9/01/32 (IF) (4)	9/22 at 100.00	A–	1,730,005
3,525	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/15 at 100.00	BB–	3,555,597
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,737,566
	2006A, 5.000%, 4/01/24
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	720,610
770	4.000%, 5/15/19	No Opt. Call	Baa1	854,176
895	5.000%, 5/15/20	No Opt. Call	Baa1	1,043,105
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,206,044
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,401,604
1,190	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,358,076
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,788,444
5,000	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006, 5.100%, 8/15/31	8/16 at 100.00	N/R	5,257,950
57,837	Total Illinois			65,801,111
	Indiana – 0.7% (0.6% of Total Investments)
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	4,357,948
	Project, Series 2013A, 6.000%, 3/01/33
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB	66,107
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
4,405	Total Indiana			4,424,055
	Iowa – 0.1% (0.1% of Total Investments)
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BBB	128,914
180	4.000%, 9/01/18	No Opt. Call	BBB	193,237
200	3.000%, 9/01/19	No Opt. Call	BBB	201,770
505	Total Iowa			523,921
	Kansas – 2.6% (2.3% of Total Investments)
4,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	7,277,000
	Obligated Group, Tender Option Bond Trust 1125, 22.650%, 11/15/32 (IF) (4)
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairie Fire Community Improvement District	No Opt. Call	N/R	2,005,340
	No. 1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairie Fire at Lionsgate	No Opt. Call	N/R	7,999,360
	Project, Series 2012, 5.250%, 12/15/29
14,000	Total Kansas			17,281,700
	Louisiana – 1.8% (1.5% of Total Investments)
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,407,220
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,702,255
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	291,303
500	6.250%, 5/15/31	No Opt. Call	Baa1	594,835
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,207,090
	5.000%, 7/01/22
3,090	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/29 –	12/22 at 100.00	AA–	3,545,899
	AGM Insured
10,235	Total Louisiana			11,748,602
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	410,071
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Massachusetts – 0.8% (0.7% of Total Investments)
2,900	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	3,007,068
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
2,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/13 at 100.00	N/R	2,149,850
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
5,050	Total Massachusetts			5,156,918
	Michigan – 5.3% (4.6% of Total Investments)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	3,999,300
	Bond Trust 3308, 23.631%, 11/01/27 – AGM Insured (IF) (4)
3,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	4,006,800
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/26
	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds,
	Series 2006A:
500	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	Baa2	541,880
225	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	Baa2	243,020
2,000	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1,	No Opt. Call	B	1,843,660
	5.000%, 4/01/15
2,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.000%, 4/01/19 – NPFG Insured	5/13 at 100.00	Baa2	1,869,820
300	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured	4/16 at 100.00	AA–	304,098
1,000	Detroit, Michigan, General Obligation Bonds, Unlimited Tax Series 2008A, 5.000%, 4/01/20	No Opt. Call	AA–	1,023,860
	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B:
310	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	376,501
10,340	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	12,622,346
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/21 –	No Opt. Call	A+	1,468,820
	FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/17	No Opt. Call	BBB+	1,102,540
1,000	5.000%, 10/01/18	No Opt. Call	BBB+	1,112,840
735	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	5/13 at 100.00	N/R	735,088
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BB+	1,325,182
	Center, Series 2013A, 5.000%, 7/01/23 (WI/DD, Settling 3/14/13)
465	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	No Opt. Call	BBB–	514,225
	Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA	1,478,450
	Trust 4286, 22.464%, 12/01/18 (WI/DD, Settling 3/07/13) (IF)
720	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	740,160
	Public School Academy, Series 2007, 5.000%, 9/01/22
30,190	Total Michigan			35,308,590
	Minnesota – 0.7% (0.7% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series	5/13 at 100.00	BB	3,514,140
	1996, 5.900%, 10/01/26
1,445	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	5/13 at 101.00	N/R	1,445,318
	Refunding Series 2004, 5.750%, 2/01/27
4,945	Total Minnesota			4,959,458
	Mississippi – 0.6% (0.5% of Total Investments)
1,445	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BBB+	1,466,704
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.573%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,566,000
500	22.573%, 1/01/20 (IF) (4)	No Opt. Call	AA–	939,825
2,745	Total Mississippi			3,972,529
	Missouri – 1.2% (1.1% of Total Investments)
675	I-470 and 350 Transportation Development District, Lee’s Summit, Missouri, Transportation	6/15 at 100.00	A–	702,979
	Sales Tax Revenue Bonds, Refunding & Improvement Series 2007, 4.600%, 6/01/29 –
	RAAI Insured
2,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	2,318,460
	Revenue Bonds, Series 2011A, 5.500%, 9/01/29
600	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	3/13 at 100.00	N/R	601,326
	2004, 5.250%, 3/01/22 – RAAI Insured
	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax
	Revenue Bonds, Series 2012:
1,500	3.250%, 12/01/26	No Opt. Call	BBB	1,465,530
3,000	4.000%, 12/01/36	No Opt. Call	BBB	2,947,860
7,775	Total Missouri			8,036,155
	Nebraska – 0.5% (0.5% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,435,450
	5.250%, 12/01/21
	Nevada – 1.6% (1.4% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare	No Opt. Call	BBB+	1,843,905
	Project, Series 2012, 5.000%, 9/01/27
2,650	Henderson Local Improvement Districts T-18, Nevada, Limited Obligation Improvement Bonds,	9/13 at 102.00	N/R	2,427,400
	Inspirada Series 2006, 5.150%, 9/01/21
	Henderson, Nevada, Local Improvement District T-13 Cornerstone, Limited Obligation Refunding
	Bonds, Series 2013:
710	4.000%, 3/01/17 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	727,118
850	4.000%, 3/01/18 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	860,702
800	4.000%, 3/01/19 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	801,272
920	5.000%, 3/01/20 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	968,558
970	5.000%, 3/01/21 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	1,014,048
1,010	5.000%, 3/01/22 (WI/DD, Settling 3/01/13)	No Opt. Call	N/R	1,049,178
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,146,890
	7.500%, 6/15/23
10,540	Total Nevada			10,839,071
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue
	Bonds, Series 2000A:
335	6.750%, 1/01/14 – ACA Insured	5/13 at 100.00	Caa1	334,933
100	6.750%, 1/01/15 – ACA Insured	5/13 at 100.00	Caa1	99,630
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	202,995
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	Caa1	356,505
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	N/R	212,166
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	228,653
1,890	Total New Hampshire			1,434,882
	New Jersey – 8.3% (7.3% of Total Investments)
4,420	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	4,609,927
	2005A, 5.000%, 2/15/25
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,500	4.000%, 6/15/19	No Opt. Call	BBB+	2,785,775
6,500	5.000%, 6/15/28	No Opt. Call	BBB+	7,353,190
10,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	11,865,200
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/24 at 100.00	B	7,649,025
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,842,620
1,670	5.000%, 7/01/21	No Opt. Call	BB+	1,919,465
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/13 at 100.00	BB+	1,228,479
	of New York Presbyterian Healthcare System Obligated Group, Series 1999, 5.250%, 7/01/28 –
	ACA Insured
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	5,787,900
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
8,520	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	8,505,601
	Series 2007-1A, 4.500%, 6/01/23
50,680	Total New Jersey			55,547,182
	New Mexico – 0.8% (0.7% of Total Investments)
	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A:
2,145	5.000%, 9/01/13	No Opt. Call	N/R	2,151,607
1,000	5.500%, 9/01/23	No Opt. Call	N/R	999,200
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,163,160
	Project, Series 2012, 5.000%, 5/15/32
5,145	Total New Mexico			5,313,967
	New York – 5.6% (4.9% of Total Investments)
1,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	BB+	1,290,293
	Medaille College, Series 2012, 5.000%, 4/01/22
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013:
1,000	5.000%, 5/01/21 (WI/DD, Settling 3/07/13)	No Opt. Call	BBB–	1,164,830
840	5.000%, 5/01/23 (WI/DD, Settling 3/07/13)	No Opt. Call	BBB–	970,116
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
7,470	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	7,945,466
7,850	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,898,839
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
1,000	5.000%, 12/01/16	No Opt. Call	BB+	1,072,750
1,500	5.000%, 12/01/21	12/16 at 100.00	BB+	1,609,125
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB+	273,551
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	200,363
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
1,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB–	1,439,906
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
3,450	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	3,624,708
	Series 2007A, 5.250%, 12/01/16
10,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/34	6/16 at 100.00	B+	9,074,200
36,045	Total New York			37,564,147
	Ohio – 6.1% (5.4% of Total Investments)
24,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	22,638,330
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	98,733
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	N/R	3,709,604
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	8/13 at 100.00	B–	5,950,620
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
8,445	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park	12/13 at 102.00	BB	8,669,299
	Project, Series 2003, 5.375%, 12/01/35
42,840	Total Ohio			41,066,586
	Oklahoma – 1.4% (1.2% of Total Investments)
9,096	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/13 at 100.00	N/R	9,119,832
	6.250%, 6/01/20
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,081,520
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	730,000
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,811,520
	Pennsylvania – 3.6% (3.1% of Total Investments)
3,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B2	3,090,007
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,
	Series 2012A:
1,460	5.000%, 1/01/27	No Opt. Call	A	1,606,000
1,400	5.000%, 1/01/32	No Opt. Call	A	1,530,046
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,701,562
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
3,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/13 at 100.00	B–	3,012,870
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
3,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	7/19 at 100.00	BBB–	3,595,620
	Allegheny Energy Supply Company LLC., Senior Lien Series 2009, 7.000%, 7/15/39
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	866,828
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
3,100	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	3,352,619
	Series 2012A, 5.000%, 1/01/27 (Alternative Minimum Tax)
5,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	5,037,900
	Series 2012C, 3.000%, 1/01/17
22,330	Total Pennsylvania			23,793,452
	Puerto Rico – 5.2% (4.5% of Total Investments)
5,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	No Opt. Call	BBB	5,590,150
	6.125%, 7/01/24
600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/19 –	No Opt. Call	BBB+	660,156
	NPFG Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/21 –	7/15 at 100.00	BBB+	1,033,280
	NPFG Insured
875	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%,	No Opt. Call	BBB+	950,373
	7/01/19 – NPFG Insured
	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B:
1,490	5.000%, 12/01/15	No Opt. Call	BBB	1,571,503
100	5.000%, 12/01/16	No Opt. Call	BBB	106,555
2,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Notes, Series	No Opt. Call	BBB	2,032,120
	2006C, 5.250%, 1/01/15 (Alternative Minimum Tax)
2,375	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	2,726,120
	2002E, 5.500%, 7/01/22 – AGM Insured
1,080	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	No Opt. Call	BBB–	1,081,307
	Series 2003, 5.000%, 7/01/23 – CIFG Insured
890	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	BBB	993,231
	2007M, 6.250%, 7/01/23
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	3,928,200
	2009A, 0.000%, 8/01/30
1,195	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/21 –	No Opt. Call	BBB+	1,304,617
	NPFG Insured
4,280	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	BBB+	4,672,604
	7/01/21 – FGIC Insured
7,555	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A,	No Opt. Call	BBB+	7,870,875
	5.500%, 7/01/27
38,440	Total Puerto Rico			34,521,091
	Rhode Island – 1.0% (0.9% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,750,600
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29
	South Carolina – 1.7% (1.5% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health
	System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.497%, 11/01/27 (IF) (4)	11/22 at 100.00	A–	2,686,350
1,010	21.476%, 11/01/28 (IF) (4)	11/22 at 100.00	A–	1,785,205
1,255	21.497%, 11/01/29 (IF) (4)	11/22 at 100.00	A–	2,190,979
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	5/13 at 100.00	B+	5,000,500
8,765	Total South Carolina			11,663,034
	Tennessee – 0.3% (0.3% of Total Investments)
2,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,343,500
	Texas – 10.8% (9.5% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BB+	4,072,043
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	287,680
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	7,514,290
	Series 2006B, 5.750%, 1/01/24
1,895	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Baa3	2,114,384
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007,
	5.500%, 8/15/36
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	5,284,500
	24.949%, 12/01/26 – AMBAC Insured (IF) (4)
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	8,526,225
	11/01/27 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	376,761
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,724,145
535	5.000%, 6/01/21	No Opt. Call	Baa3	616,999
855	5.000%, 6/01/22	No Opt. Call	Baa3	984,464
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,054,556
2,680	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue	No Opt. Call	AA+	5,101,058
	Bonds, Convention Center Refinancing and Expansion Project, Tender Option Bond Trust 4281,
	22.585%, 9/15/20 (IF) (4)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.410%, 8/15/22 (WI/DD, Settling 3/14/13) (IF)	No Opt. Call	AA–	213,220
155	22.200%, 8/15/24 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	312,483
200	22.410%, 8/15/26 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	386,370
170	22.158%, 8/15/27 (WI/DD, Settling 3/14/13) (IF)	8/23 at 100.00	AA–	320,351
10,145	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	13,218,527
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/19	No Opt. Call	A3	2,872,975
5,000	5.000%, 12/15/20	No Opt. Call	A3	5,771,800
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,780,550
5,500	5.000%, 12/15/27	No Opt. Call	A3	6,080,195
58,035	Total Texas			72,613,576
	Virgin Islands – 1.3% (1.1% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	3,199,110
	2012A, 4.000%, 10/01/22
5,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C,	No Opt. Call	BBB+	5,569,800
	5.000%, 10/01/30
8,000	Total Virgin Islands			8,768,910
	Virginia – 4.2% (3.7% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,281,129
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,068,510
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,503,568
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 3309:
400	17.541%, 5/15/20 (IF) (4)	No Opt. Call	AA+	537,440
1,800	22.573%, 5/15/20 (IF) (4)	No Opt. Call	AA+	3,401,820
400	22.573%, 5/15/20 (IF) (4)	No Opt. Call	AA+	741,780
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	5/13 at 100.00	B+	2,617,197
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
2,474	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	2,702,944
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	1,004,530
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
90	0.000%, 7/01/24	No Opt. Call	BBB–	58,140
465	0.000%, 7/01/25	No Opt. Call	BBB–	283,836
1,600	0.000%, 7/01/26	No Opt. Call	BBB–	919,536
2,515	0.000%, 7/01/27	No Opt. Call	BBB–	1,357,723
2,220	0.000%, 7/01/28	No Opt. Call	BBB–	1,136,041
2,880	0.000%, 7/01/29	No Opt. Call	BBB–	1,379,578
2,595	0.000%, 7/01/30	No Opt. Call	BBB–	1,162,404
6,000	0.000%, 7/01/31	No Opt. Call	BBB–	2,511,480
3,210	0.000%, 7/01/32	No Opt. Call	BBB–	1,257,357
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	738,486
1,000	4.500%, 3/01/29	No Opt. Call	N/R	987,640
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,576,006
37,139	Total Virginia			28,227,145
	Washington – 1.4% (1.2% of Total Investments)
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
4,700	6.000%, 10/01/22	No Opt. Call	N/R	4,799,311
2,135	6.500%, 10/01/32	No Opt. Call	N/R	2,157,588
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,177,670
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,168,900
8,835	Total Washington			9,303,469
	Wisconsin – 1.9% (1.7% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	2,018,713
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
5,805	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	No Opt. Call	AA–	6,641,559
	5.500%, 2/01/21
350	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	2/19 at 102.00	AA–	403,386
	6.500%, 2/01/31
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,205,352
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,610,998
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB+	1,038,440
	Series 2012, 5.000%, 4/01/22
11,705	Total Wisconsin			12,918,448
$ 727,087	Total Investments (cost $766,488,307) – 114.1%			763,757,271
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (26.2)% (6)			(175,000,000)
	Other Assets Less Liabilities - 12.1%			80,446,166
	Net Assets Applicable to Common Shares - 100%			$ 669,203,437

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$763,757,271	$ —	$763,757,271

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of February 28, 2013, the cost of investments was $766,444,088.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$ 4,148,610
Depreciation	(6,835,427)
Net unrealized appreciation (depreciation) of investments	$(2,686,817)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 22.9%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2013